ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of accounts payable and other liabilities

	2023	2022
Accounts payable trade	$522.1	$436.2
Accrued and other liabilities	498.6	514.7
Amount due to related parties (Note 31)	5.7	5.1
Current portion of royalty obligations	10.3	19.1
	$1,036.7	$975.1